Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

						2025

				Fair value	Amortised cost

		Fair value	Fair value
		through other	through	Fair value		Total
		comprehensive	profit and	– hedging	Financial	carrying
All figures in £ millions	Notes	income	loss	instrument	assets	value

Investments in listed and unlisted securities	15	24	101	–	–	125

Cash and cash equivalents	17	–	11	–	322	333

Derivative financial instruments	16	–	14	2	–	16

Trade receivables	22	–	–	–	661	661

Investment in finance lease receivable	22	–	–	–	66	66

Other receivable		–	16	–	–	16

Total financial assets		24	142	2	1,049	1,217

						2024

				Fair value	Amortised cost

		Fair value	Fair value
		through other	through	Fair value		Total
		comprehensive	profit and	– hedging	Financial	carrying
All figures in £ millions	Notes	income	loss	instrument	assets	value

Investments in listed and unlisted securities	15	28	113	–	–	141

Cash and cash equivalents	17	–	62	–	481	543

Derivative financial instruments	16	–	30	21	–	51

Trade receivables	22	–	–	–	614	614

Contract assets - unbilled1	22	–	–	–	71	71

Investment in finance lease receivable	22	–	–	–	83	83

Other receivable		–	12	–	–	12

Total financial assets		28	217	21	1,249	1,515

1.	In 2025, we have removed the amounts related to unbilled revenue as they are not required to be disclosed in this note. The 2024 comparative has not been restated on the grounds of materiality.

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

						2025

			Fair value	Amortised cost

		Fair value
		through	Fair value	Other	Total	Total
		profit and	– hedging	financial	carrying	market
All figures in £ millions	Notes	loss	instrument	liabilities	value	value

Derivative financial instruments	16	(2)	(1)	–	(3)	(3)

Trade payables	24	–	–	(281)	(281)	(281)

Deferred and contingent consideration	24	(1)	–	(16)	(17)	(17)

Borrowings due within one year	18	–	–	(62)	(62)	(62)

Borrowings due after more than one year	18	–	–	(1,419)	(1,419)	(1,398)

Total financial liabilities		(3)	(1)	(1,778)	(1,782)	(1,761)

						2024

			Fair value	Amortised cost

		Fair value
		through	Fair value	Other	Total	Total
		profit	– hedging	financial	carrying	market
All figures in £ millions	Notes	and loss	instrument	liabilities	value	value

Derivative financial instruments	16	(10)	(48)	–	(58)	(58)

Trade payables	24	–	–	(273)	(273)	(273)

Deferred and contingent consideration	24	(1)	–	(21)	(22)	(22)

Borrowings due within one year	18	–	–	(315)	(315)	(312)

Borrowings due after more than one year	18	–	–	(1,157)	(1,157)	(1,123)

Total financial liabilities		(11)	(48)	(1,766)	(1,825)	(1,788)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The movements in fair values of level 3 financial assets measured at fair value are shown in the table below:

			2025	2024

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At 1 January	12	135	147	155

Exchange differences	–	(7)	(7)	2

Acquisition of investments and other receivable	–	5	5	9

Repayments	(1)	–	(1)	–

Reclassification out of level 3	–	–	–	(6)

Fair value movements – OCI	–	(2)	(2)	(2)

Fair value movements – income statement	2	(7)	(5)	(11)

At 31 December	13	124	137	147

Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration
The deferred and contingent consideration payable in respect of prior year acquisitions is measured as the net present value of the expected cash flows. The movement in the fair value of the deferred and contingent consideration payable measured at fair value or amortised cost is shown in the table below:

			2025	2024

All figures in £ millions	Deferred consideration	Contingent consideration	Total	Total

At 1 January	(21)	(1)	(22)	(57)

Exchange differences	1	–	1	–

Acquisitions	–	–	–	(1)

Fair value movements – income statement	–	–	–	(2)

Repayments	4	–	4	38

At 31 December	(16)	(1)	(17)	(22)